                                 Filed with the Securities and Exchange Commission on November 12, 2004

Registration No. 333-96577                                                              Investment Company Act No. 811-5438
=======================================================================================================================================

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        Registration Statement under The Securities Act of 1933
                                                         Post-Effective No. 6
                                                                  and
                                    Registration Statement under The Investment Company Act of 1940
                                                           Amendment No. 97

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                          ROBIN WAGNER, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176

                                           Approximate Date of Proposed Sale to the Public:  Continous

                           It is proposed that this filing become effective:  (check appropriate space)
                                   X immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________pursuant to paragraph (b) of Rule 485
                                    60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                      on                         pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                      on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

=======================================================================================================================================
                                   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------------------
   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                        $
=======================================================================================================================================
                                     *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
---------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the
Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2003 was filed within 90 days of the close of the fiscal year.
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
ASAP III

                                                                 Note:

Registrant  is  filing  this  Post-Effective  Amendment  No. 6 to the  Registration  Statement  for the  purpose  of  including  in the
Registration  Statement a Prospectus  Supplement,  which adds additional  funds and amends certain other disclosure in the registration statement.  The prospectuses,  statements of additional information and Part C that were filed as part of Post-Effective  Amendment No.
5 filed with the SEC on April 20, 2004,  are hereby  incorporated  by reference.  Other than as set forth herein,  this  Post-Effective
Amendment to the Registration Statement does not amend or delete any other part of the Registration Statement.

Asap3

                 Supplement dated November 12, 2004 to the May, 2004 Prospectus and Statement of Additional Information

 This Supplement  updates the Prospectus and Statement of Additional  Information  for the American  Skandia Advisor Plan III variable annuity.

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update certain  information in the May, 2004 Prospectus and  Statement of  Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus  or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement of
Additional Information, please contact American Skandia at 1-800-766-4530.

We are issuing this  supplement  to announce  four  additional  ProFund VP  portfolios  as  investment  options and certain  changes to existing ProFund VP investment options.

1.    The  underlying  Portfolios  listed below are being  offered as new  Sub-accounts  under your Annuity as of November 22, 2004. In order to reflect this change, in the section of the prospectus  entitled  "UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES",
          sub-section "ProFund VP";

          a.      The following information is added:

--------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
                                                                                                                         Total Annual
                                                                     Management          Other           12b-1 Fees       Portfolio
                      UNDERLYING PORTFOLIO                              Fees           Expenses 1                         Operating
                                                                                                                           Expenses
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
                           ProFund VP
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Large-Cap Growth                                                    0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Large-Cap Value                                                     0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Short Small-Cap                                                     0.75%             1.71%              0.25%           2.71%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Short Mid-Cap                                                       0.75%             0.80%              0.25%           1.80%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------

          b.      Footnote 14 is replaced in its entirety by the following:

14. ProFund  Advisors LLC has  contractually  agreed to waive Investment  Advisory and Management  Services Fees and to reimburse other expenses  with  respect to all of the  ProFund VP  options,  except for  ProFund VP Short  Mid-Cap  Fund,  to the extent  Total  Annual
Portfolio  Operating  Expenses,  as a percentage of average daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S. Government Plus)
through  December  31,  2004.  After such date,  any of the  expense  limitations  may be  terminated  or  revised.  Amounts  waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or reimbursement to the extent that  recoupment  will not cause the  Portfolio's  expenses to exceed any expense  limitation in place at that time. A waiver or reimbursement  lowers the expense  ratio and increases  overall  returns to  investors.  "Other  Expenses" are estimated for ProFund VP
Large-Cap Value, ProFund VP Large-Cap Growth and ProFund VP Short Mid-Cap.

The following  underlying  Portfolios are being added to the chart in the prospectus in the section entitled  "INVESTMENT  OPTIONS/What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the S&P  500/Barra  Growth  Index(R).  The S&P 500/Barra
    LARGE CAP       Growth Index is a market  capitalization  weighted index comprised of the stocks in the S&P 500
      GROWTH        Index that have comparatively  high  price-to-book  ratios as determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that correspond  to the daily  performance  of the S&P  500/Barra  Value  Index(R).  The S&P 500/Barra
                    Value Index is a market  capitalization  weighted index  comprised of the stocks in the S&P 500   ProFund Advisors LLC
 LARGE CAP VALUE    Index that have comparatively low price-to-book as determined before each semiannual  rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short Small-Cap:  seeks daily  investment  results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the Russell 2000(R)Index.  If
                    ProFund VP Short  Small-Cap is successful in meeting its objective,  its net asset value should gain  approximately the same amount, on a percentage basis, as any decrease in the Russell 2000
                    Index when the Index  declines  on a given day.  Conversely,  its net asset  value  should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
 SMALL-CAP BLEND    Index  rises on a given  day.  The  Russell  2000 Index is a measure of  small-cap  U.S.  stock   ProFund Advisors LLC
                    market  performance.  It  is  an  adjusted  market  capitalization  weighted  index  containing approximately  2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the  total  market  capitalization  of  the  Russell  3000  Index,  which  in  turn  represents approximately  98% of the investable  U.S.  equity  market.  All U.S.  companies  listed on the
                    NYSE,  AMEX or NASDAQ  meeting an initial  minimum  ($1) price are  considered  for  inclusion.
                    Reconstitution occurs annually.  Securities are not replaced if they leave the index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short  Mid-Cap:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the inverse  (opposite) of the daily  performance  of the S&P MidCap 400 Index(R).
                    If ProFund VP Short Mid-Cap is successful in meeting its objective,  its net asset value should gain  approximately  the same amount,  on a percentage basis, as any decrease in the S&P MidCap
                    400 Index when the Index declines on a given day.  Conversely,  its net asset value should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
  MID-CAP BLEND     Index  rises on a given day.  The S&P MidCap 400 Index is a measure of  mid-size  company  U.S.
                    stock  market  performance.  It is a  capitalization  weighted  index  of  400  U.S.  operating companies  and REITS.  Securities  are selected for  inclusion in the index by an S&P committee through a  non-mechanical  process that  factors  criteria  such as  liquidity,  price,  market capitalization,  financial  viability,  and  public  float.  Reconstitution  occurs  both  on a quarterly and ongoing basis.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

     2.    Effective on or about December 17, 2004, Dow Jones & Company,  Inc. will implement a new method for classifying companies to be included  in certain of its  indexes.  As a result,  there will be changes to certain  ProFund VP  investment  options as  described below.

       a.  Effective on or about December 17, 2004, the index for the ProFund VP Consumer  Cyclical  Portfolio will change from the Dow
Jones U.S.  Consumer  Cyclical Sector Index to the Dow Jones U.S.  Consumer Services Index and the name of the portfolio will change to the ProFund VP Consumer  Services  Portfolio.  The index for the ProFund VP Consumer  Non-Cyclical  Portfolio  will change from the Dow
Jones U.S. Consumer  Non-Cyclical  Sector Index to the Dow Jones U.S. Consumer Goods Index and the name of the portfolio will change to the ProFund VP Consumer Goods  Portfolio.  As a result,  in the section of the prospectus  entitled  "Investment  Options/What  are the
Investment  Objectives and Policies of the  Portfolios?",  the chart  describing the investment  style and objectives of the underlying portfolios is revised as follows to reflect these changes:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Services:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  relevant  index.  The Dow Jones  U.S.  Consumer
                    Services Index measures the  performance of the consumer  spending in the services  industry of the U.S. equity market.  Component companies include airlines,  broadcasting and entertainment, apparel  and  broadline  retailers,  food  and  drug  retailers,  media  agencies,  publishing, gambling, hotels, restaurants and bars, and travel and tourism.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Goods:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the relevant Index.  The Dow Jones U.S.  Consumer Goods
                    Index  measures  the  performance  of the consumer  spending in the goods  industry of the U.S.
                    equity market.  Component companies include  automobiles and auto parts and tires,  brewers and distillers,  farming and fishing,  durable and  non-durable  household  product  manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footware.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

       b.  In  addition,  the  changes  being  implemented  by Dow Jones & Company,  Inc.  will  result in other  changes to ProFund VP investment  options  but do not  involve  significant  changes to the index  composition  of these  portfolios.  Effective  on or about
December 17, 2004,  the names and  benchmarks of the following  ProFund VP investment  options will be changed to conform to changes in the relevant index name:

----------------------------------- --------------------------------- -------------------------------- ---------------------------------
        Current Fund Name                    New Fund Name                   Current Benchmark                  New Benchmark
                                                                                Index Name                        Index Name
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Energy                   ProFund VP Oil & Gas               Dow Jones U.S. Energy Sector     Dow Jones U.S. Oil & Gas Index
                                                                                   Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Financial                ProFund VP Financials                Dow Jones U.S. Financial      Dow Jones U.S. Financials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Healthcare               ProFund VP Health Care               Dow Jones U.S. Healthcare     Dow Jones U.S. Health Care Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Industrial               ProFund VP Industrials               Dow Jones U.S. Industrial     Dow Jones U.S. Industrials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------

The above  ProFund VP investment  options  affected by the index changes are referred to in several  places within the  prospectus  and statement of additional  information.  The supplement is intended to amend each of such  references.  You may find further  information about these changes in the prospectus supplement for each portfolio.

                                                APPENDIX E: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract  was issued to a male who was 60 years old on the Issue Date,  (ii) he made a single  Purchase  Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 10%,  6% and 0%  annually).  The  hypothetical  gross  rates of return are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.67%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 10%, 6% and 0% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 6.27%,  2.41% and -3.39%  respectively in the first eight
Annuity years and 6.92%,  3.03% and -2.80%,  respectively in all subsequent years.  These net rates of return do not reflect the Annual
Maintenance Fee or the charge for the Guaranteed Minimum Income Benefit.  If those charges were reflected in the  above-referenced  net returns, then the net returns would be lower.  An "N/A" in these columns indicates that the benefit cannot be exercised in that year.

The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

American Skandia Advisors Plan III
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                  Combination 5% Roll-Up and Highest Anniversary Value Death Benefit
                  Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
---------------------------------------------------
                                                  -----------------------------------------------------------------------------
       Year           Owner Age     Annuity Value Surrender ValueCombination 5% Protected ValueGMIB              Projected
                                                                   Roll-up and                 Guaranteed     Contract Annual
                                                                     Highest                   Annual Payout   Annuity Payout
                                                                   Anniversary                 for Single     for Single Life
                                                                   Value Death                 Life with 10   Annuity with 10
                                                                     Benefit                   year Period      Year Period
                                                                                               Certain            Certain
-------------------------------------------------------------------------------------------------------------------------------
                 1               61        105,758         98,758        105,758        105,000            N/A             N/A
                 2               62        111,851        105,351        111,851        110,250            N/A             N/A
                 3               63        118,299        112,299        118,299        115,763            N/A             N/A
                 4               64        125,124        120,124        125,124        121,551            N/A             N/A
                 5               65        132,346        128,346        132,346        127,628            N/A             N/A
                 6               66        139,991        136,991        139,991        134,010            N/A             N/A
                 7               67        148,081        146,081        148,081        140,710          7,323           9,492
                 8               68        156,645        156,645        156,645        147,746          7,895          10,290
                 9               69        166,727        166,727        166,727        155,133          8,518          11,229
                10               70        177,468        177,468        177,468        162,889          9,693          12,259
                15               75        242,723        242,723        242,723        200,000         13,631          19,062
                20               80        333,405        333,405        333,405        200,000         15,230          28,926
                25               85        460,112        460,112        460,112        200,000         17,364          44,507
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

6% Assumed Rate of Return
---------------------------------------------------
                                                  -----------------------------------------------------------------------------
       Year           Owner Age     Annuity Value Surrender ValueCombination 5% Protected ValueGMIB              Projected
                                                                   Roll-up and                 Guaranteed     Contract Annual
                                                                     Highest                   Annual Payout   Annuity Payout
                                                                   Anniversary                 for Single     for Single Life
                                                                   Value Death                 Life with 10   Annuity with 10
                                                                     Benefit                   year Period      Year Period
                                                                                               Certain            Certain
-------------------------------------------------------------------------------------------------------------------------------
                 1               61        101,893         94,893        105,000        105,000            N/A             N/A
                 2               62        103,807         97,307        110,250        110,250            N/A             N/A
                 3               63        105,739         99,739        115,763        115,763            N/A             N/A
                 4               64        107,690        102,690        121,551        121,551            N/A             N/A
                 5               65        109,658        105,658        127,628        127,628            N/A             N/A
                 6               66        111,642        108,642        134,010        134,010            N/A             N/A
                 7               67        113,641        111,641        140,710        140,710          7,323           7,284
                 8               68        115,654        115,654        147,746        147,746          7,895           7,598
                 9               69        118,403        118,403        155,133        155,133          8,518           7,975
                10               70        121,197        121,197        162,889        162,889          9,693           8,372
                15               75        135,843        135,843        207,893        200,000         13,631          10,668
                20               80        152,405        152,405        265,330        200,000         15,230          13,223
                25               85        171,634        171,634        265,330        200,000         17,364          16,602
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
---------------------------------------------------
                                                  -----------------------------------------------------------------------------
       Year           Owner Age     Annuity Value Surrender ValueCombination 5% Protected ValueGMIB              Projected
                                                                   Roll-up and                 Guaranteed     Contract Annual
                                                                     Highest                   Annual Payout   Annuity Payout
                                                                   Anniversary                 for Single     for Single Life
                                                                   Value Death                 Life with 10   Annuity with 10
                                                                     Benefit                   year Period      Year Period
                                                                                               Certain            Certain
-------------------------------------------------------------------------------------------------------------------------------
                 1               61         96,062         89,062        105,000        105,000            N/A             N/A
                 2               62         92,232         85,732        110,250        110,250            N/A             N/A
                 3               63         88,504         82,504        115,763        115,763            N/A             N/A
                 4               64         84,875         79,875        121,551        121,551            N/A             N/A
                 5               65         81,339         77,339        127,628        127,628            N/A             N/A
                 6               66         77,892         74,892        134,010        134,010            N/A             N/A
                 7               67         74,530         72,530        140,710        140,710          7,323           4,777
                 8               68         71,246         71,246        147,746        147,746          7,895           4,680
                 9               69         68,459         68,459        155,133        155,133          8,518           4,611
                10               70         65,712         65,712        162,889        162,889          9,693           4,539
                15               75         52,488         52,488        207,893        200,000         13,631           4,122
                20               80         40,645         40,645        265,330        200,000         15,230           3,526
                25               85         30,370         30,370        265,330        200,000         17,364           2,938
-------------------------------------------------------------------------------------------------------------------------------

            Supplement dated November 12, 2004 to the May, 2004 Prospectus and Statement of Additional Information

 This  Supplement  updates the  Prospectus  and  Statement of Additional  Information  for the following  variable  annuity  products:
 Stagecoach  Advisor Plan III,  Stagecoach XTra Credit SIX,  Stagecoach  APEX II,  American  Skandia  Variable  Immediate  Annuity and
 American Skandia Variable Adjustable Immediate Annuity.

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update certain  information in the May, 2004 Prospectus and  Statement of  Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus  or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement of
Additional Information, please contact American Skandia at 1-800-766-4530.

We are issuing this  supplement  to announce  four  additional  ProFund VP  portfolios  as  investment  options and certain  changes to existing ProFund VP investment options.

2.    The  underlying  Portfolios  listed below are being  offered as new  Sub-accounts  under your Annuity as of November 22, 2004. In order to reflect this change, in the section of the prospectus  entitled  "UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES",
          sub-section "ProFund VP";

          a.      The following information is added:

-------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
                                                                                                                            Total
                                                                     Management          Other           12b-1 Fees        Annual
                      UNDERLYING PORTFOLIO                              Fees           Expenses 1                         Portfolio
                                                                                                                          Operating
                                                                                                                          Expenses
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
                           ProFund VP
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Large-Cap Growth                                                    0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Large-Cap Value                                                     0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Short Small-Cap                                                     0.75%             1.71%              0.25%           2.71%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Short Mid-Cap                                                       0.75%             0.80%              0.25%           1.80%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------

          b.      Footnote 14 is replaced in its entirety by the following:

14. ProFund  Advisors LLC has  contractually  agreed to waive Investment  Advisory and Management  Services Fees and to reimburse other expenses  with  respect to all of the  ProFund VP  options,  except for  ProFund VP Short  Mid-Cap  Fund,  to the extent  Total  Annual
Portfolio  Operating  Expenses,  as a percentage of average daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S. Government Plus)
through  December  31,  2004.  After such date,  any of the  expense  limitations  may be  terminated  or  revised.  Amounts  waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or reimbursement to the extent that  recoupment  will not cause the  Portfolio's  expenses to exceed any expense  limitation in place at that time. A waiver or reimbursement  lowers the expense  ratio and increases  overall  returns to  investors.  "Other  Expenses" are estimated for ProFund VP
Large-Cap Value, ProFund VP Large-Cap Growth and ProFund VP Short Mid-Cap.

The following  underlying  Portfolios are being added to the chart in the prospectus in the section entitled  "INVESTMENT  OPTIONS/What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the S&P  500/Barra  Growth  Index(R).  The S&P 500/Barra
    LARGE CAP       Growth Index is a market  capitalization  weighted index comprised of the stocks in the S&P 500
      GROWTH        Index that have comparatively  high  price-to-book  ratios as determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that correspond  to the daily  performance  of the S&P  500/Barra  Value  Index(R).  The S&P 500/Barra
                    Value Index is a market  capitalization  weighted index  comprised of the stocks in the S&P 500   ProFund Advisors LLC
 LARGE CAP VALUE    Index that have comparatively low price-to-book as determined before each semiannual  rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short Small-Cap:  seeks daily  investment  results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the Russell 2000(R)Index.  If
                    ProFund VP Short  Small-Cap is successful in meeting its objective,  its net asset value should gain  approximately the same amount, on a percentage basis, as any decrease in the Russell 2000
                    Index when the Index  declines  on a given day.  Conversely,  its net asset  value  should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
 SMALL-CAP BLEND    Index  rises on a given  day.  The  Russell  2000 Index is a measure of  small-cap  U.S.  stock   ProFund Advisors LLC
                    market  performance.  It  is  an  adjusted  market  capitalization  weighted  index  containing approximately  2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the  total  market  capitalization  of  the  Russell  3000  Index,  which  in  turn  represents approximately  98% of the investable  U.S.  equity  market.  All U.S.  companies  listed on the
                    NYSE,  AMEX or NASDAQ  meeting an initial  minimum  ($1) price are  considered  for  inclusion.
                    Reconstitution occurs annually.  Securities are not replaced if they leave the index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short  Mid-Cap:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the inverse  (opposite) of the daily  performance  of the S&P MidCap 400 Index(R).
                    If ProFund VP Short Mid-Cap is successful in meeting its objective,  its net asset value should gain  approximately  the same amount,  on a percentage basis, as any decrease in the S&P MidCap
                    400 Index when the Index declines on a given day.  Conversely,  its net asset value should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
  MID-CAP BLEND     Index  rises on a given day.  The S&P MidCap 400 Index is a measure of  mid-size  company  U.S.
                    stock  market  performance.  It is a  capitalization  weighted  index  of  400  U.S.  operating companies  and REITS.  Securities  are selected for  inclusion in the index by an S&P committee through a  non-mechanical  process that  factors  criteria  such as  liquidity,  price,  market capitalization,  financial  viability,  and  public  float.  Reconstitution  occurs  both  on a quarterly and ongoing basis.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

     2.    Effective on or about December 17, 2004, Dow Jones & Company,  Inc. will implement a new method for classifying companies to be included  in certain of its  indexes.  As a result,  there will be changes to certain  ProFund VP  investment  options as  described below.

       a.  Effective on or about December 17, 2004, the index for the ProFund VP Consumer  Cyclical  Portfolio will change from the Dow
Jones U.S.  Consumer  Cyclical Sector Index to the Dow Jones U.S.  Consumer Services Index and the name of the portfolio will change to the ProFund VP Consumer  Services  Portfolio.  The index for the ProFund VP Consumer  Non-Cyclical  Portfolio  will change from the Dow
Jones U.S. Consumer  Non-Cyclical  Sector Index to the Dow Jones U.S. Consumer Goods Index and the name of the portfolio will change to the ProFund VP Consumer Goods  Portfolio.  As a result,  in the section of the prospectus  entitled  "Investment  Options/What  are the
Investment  Objectives and Policies of the  Portfolios?",  the chart  describing the investment  style and objectives of the underlying portfolios is revised as follows to reflect these changes:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Services:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  relevant  index.  The Dow Jones  U.S.  Consumer
                    Services Index measures the  performance of the consumer  spending in the services  industry of the U.S. equity market.  Component companies include airlines,  broadcasting and entertainment, apparel  and  broadline  retailers,  food  and  drug  retailers,  media  agencies,  publishing, gambling, hotels, restaurants and bars, and travel and tourism.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Goods:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the relevant Index.  The Dow Jones U.S.  Consumer Goods
                    Index  measures  the  performance  of the consumer  spending in the goods  industry of the U.S.
                    equity market.  Component companies include  automobiles and auto parts and tires,  brewers and distillers,  farming and fishing,  durable and  non-durable  household  product  manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footware.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

       b.  In  addition,  the  changes  being  implemented  by Dow Jones & Company,  Inc.  will  result in other  changes to ProFund VP investment  options  but do not  involve  significant  changes to the index  composition  of these  portfolios.  Effective  on or about
December 17, 2004,  the names and  benchmarks of the following  ProFund VP investment  options will be changed to conform to changes in the relevant index name:

----------------------------------- --------------------------------- -------------------------------- ---------------------------------
        Current Fund Name                    New Fund Name                   Current Benchmark                  New Benchmark
                                                                                Index Name                        Index Name
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Energy                   ProFund VP Oil & Gas               Dow Jones U.S. Energy Sector     Dow Jones U.S. Oil & Gas Index
                                                                                   Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Financial                ProFund VP Financials                Dow Jones U.S. Financial      Dow Jones U.S. Financials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Healthcare               ProFund VP Health Care               Dow Jones U.S. Healthcare     Dow Jones U.S. Health Care Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Industrial               ProFund VP Industrials               Dow Jones U.S. Industrial     Dow Jones U.S. Industrials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------

The above  ProFund VP investment  options  affected by the index changes are referred to in several  places within the  prospectus  and statement of additional  information.  The supplement is intended to amend each of such  references.  You may find further  information about these changes in the prospectus supplement for each portfolio.

                                                                 Note:

Other than as set forth herein,  this Post-Effective  Amendment No. 6 to the Registration  Statement does not amend or delete any other portion of Part C that was filed with the SEC on April 20, 2004 as part of Post-Effective Amendment No. 5.

                                                                PART C

                                                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(b)   Exhibits are attached as indicated.

      (15)
(a)    Powers of Attorney for James J. Avery, Director, Richard J. Carbone, Director, Helen M. Galt, Director, Ronald P.
         Joelson, Director, Andrew J. Mako, Director and David R. Odenath, Chief Executive Officer, President and Director filed with
         Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.
(b)   Powers of Attorney for Directors C. Edward Chaplin and Bernard J. Jacob filed with Initial Registration Statement No. 333-117052.
(c)   Powers of Attorney for Michael Bohm, Executive Vice President and Chief Financial Officer FILED HEREWITH

                                                           POWER OF ATTORNEY

       KNOW ALL MEN BY THESE PRESENTS,  that the undersigned Chief Executive  Officer,  President and Director of American Skandia Life
       Assurance  Corporation,  a Connecticut  corporation  (the  "Corporation"),  does hereby make,  constitute and appoint Timothy P.
       Harris, Secretary of the Corporation,  and in his absence, Robin Wagner, Vice President,  Corporate Counsel, or Laura K. Kealey,
       Vice President,  Corporate Counsel, as his true and lawful attorney-in-fact and agent with all power and authority on his behalf to sign his name on any and all registration  statements,  applications for exemptive  relief,  documents,  instruments,  and/or exhibits related thereto and any and all amendments  thereto  (including any and all pre- and  post-effective  amendments to any registration  statement)  on any form or forms for the  purpose of  registering  Annuity,  Variable  Annuity and  Variable  Life
       Insurance  products under the Securities  Act of 1933 and the Investment  Company Act of 1940,  with the Securities and Exchange
       Commission,  granting  unto said  attorney-in-fact  and agent  full power and  authority  to do and  perform  each and every act authorized  by the Power of  Attorney  and gives said  agents and  attorneys-in-fact  full power and  authority  to act in these premises,  including,  but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and  authority as said agent and  attorney-in-fact  would have if  personally  acting.  The  undersigned  does hereby ratify and confirm all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has subscribed hereunder this 26th day of October, 2004

                                    /s/Michael Bohm
                                      Michael Bohm

                                                              SIGNATURES

      As required by the  Securities Act of 1933 and the  Investment  Company Act of 1940,  the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 12th day of November, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation

By:   s/Robin Wagner
        Robin Wagner, Vice President, Corporate Counsel

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/Robin Wagner
        Robin Wagner, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                            (Principal Executive Officer)

          David R. Odenath*        Chief Executive Officer and President                 November 12, 2004
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

         Michael Bohm*              Executive Vice President and                        November 12, 2004
         Michael Bohm               Chief Financial Officer

                                                          (Board of Directors)

      James Avery*Richard Carbone*              Helen Galt*
      James AveryRichard Carbone                Helen Galt

           Ronald Joelson*                   David R. Odenath*                            Andrew J. Mako*
           Ronald Joelson                    David R. Odenath                            Andrew J. Mako

           C. Edward Chaplin*              Bernard J. Jacob*
           C. Edward Chaplin               Bernard J. Jacob

                                    By:  /s/Robin Wagner
                                               Robin Wagner

                         *Executed by Robin Wagner on behalf of those indicated pursuant to Power of Attorney